Vessels, net - Summary of Analysis of Vessels, Net (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Vessel Cost, Balance at beginning of year	$ 350,393,448	$ 231,714,888
Vessel Cost, Acquisitions and improvements	39,004,423	118,678,560
Vessel Cost, Impairment loss	(10,894,124)
Vessel Cost, Disposal	(57,938,600)
Vessel Cost, Spin-off of drybulk carriers	(28,500,000)
Vessel Cost, Balance at end of year	292,065,147	350,393,448	$ 231,714,888
Accumulated depreciation, Balance at beginning of year	(124,042,367)	(111,751,904)
Accumulated depreciation, Impairment loss	1,898,101
Accumulated depreciation, Disposal	26,555,487
Accumulated depreciation, Depreciation for the year	(15,629,116)	(12,290,463)
Accumulated depreciation, Balance at end of year	(111,217,895)	(124,042,367)	(111,751,904)
Net book value, Balance at beginning of year	226,351,081	119,962,984
Net book value, Acquisitions and improvements	39,004,423	118,678,560
Net book value, Impairment loss	(8,996,023)	0	0
Net book value, Disposal	(31,383,113)
Net book value, Depreciation for the year	(15,629,116)	(12,290,463)
Net book value, Spin-off of drybulk carriers	(28,500,000)
Net book value, Balance at end of year	$ 180,847,252	$ 226,351,081	$ 119,962,984